Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	[1],[2]	$ 4,522	$ 1,046	$ 3,432
Total other comprehensive income		(292)	1,068	(2,181)
Total other comprehensive income that may be reclassified to the income statement, net of tax		(855)	838	(1,200)
Total comprehensive income		4,231	2,113	1,251
Foreign currency translation
Subtotal foreign currency translation, net of tax		(1)	250	(22)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax		(220)	286	(880)
Income tax relating to defined benefit plans		276	11	51
Subtotal defined benefit plans, net of tax		56	296	(829)
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax		509	(317)	(130)
OCI that may be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income		(855)	838	(1,200)
OCI that will not be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income		563	229	(981)
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)		4,516	969	3,348
Total other comprehensive income		(290)	818	(2,159)
Total other comprehensive income that may be reclassified to the income statement, net of tax		(855)	838	(1,200)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		565	(20)	(959)
Total comprehensive income		4,225	1,787	1,189
Foreign currency translation
Subtotal foreign currency translation, net of tax		0	0	0
Defined benefit plans
Subtotal defined benefit plans, net of tax		56	296	(829)
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax		509	(317)	(130)
Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Foreign currency translation
Foreign currency translation movements, before tax		(725)	1,595	(888)
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax		181	(55)	356
Foreign currency translation differences on foreign operations reclassified to the income statement		3	32	77
Effective portion of changes in fair value of hedging instruments designated as net investment hedge reclassified to the income statement		2	(6)	(5)
Income tax relating to foreign currency translations, including the effect of net investment hedges		(2)	(2)	2
Subtotal foreign currency translation, net of tax		(541)	1,564	(458)
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax		(56)	96	261
Impairment charges reclassified to the income statement from equity		0	15	5
Realized gains reclassified to the income statement from equity		0	(209)	(376)
Realized losses reclassified to the income statement from equity		0	14	26
Income tax relating to net unrealized gains / (losses)		12	(6)	26
Subtotal financial assets measured at fair value through other comprehensive income, net of tax		(45)	(91)	(58)
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax		(42)	45	234
Net realized (gains) / losses reclassified to the income statement from equity		(294)	(843)	(1,094)
Income tax related to cash flow hedges		67	163	176
Subtotal cash flow hedges, net of tax		(269)	(635)	(684)
Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax		(220)	286	(880)
Income tax relating to defined benefit plans		276	11	51
Subtotal defined benefit plans, net of tax		56	296	(829)
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax		517	(315)	(134)
Income tax relating to own credit on financial liabilities designated at fair value		(8)	(2)	4
Subtotal own credit on financial liabilities designated at fair value, net of tax		509	(317)	(130)
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)		7	77	84
Total other comprehensive income		(1)	250	(22)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(1)	250	(22)
Total comprehensive income		5	326	62
Foreign currency translation
Subtotal foreign currency translation, net of tax		(1)	250	(22)
Comprehensive income attributable to non-controlling interests | OCI that will not be reclassified to the income statement
Foreign currency translation
Foreign currency translation movements, before tax		(1)	250	(22)
Income tax relating to foreign currency translations, including the effect of net investment hedges		0	0	0
Subtotal foreign currency translation, net of tax		(1)	250	(22)
UBS AG
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	[1],[2]	4,113	834	3,435
Total other comprehensive income		(147)	1,044	(2,127)
Total other comprehensive income that may be reclassified to the income statement, net of tax		(829)	797	(1,146)
Total comprehensive income		3,967	1,878	1,308
Foreign currency translation
Subtotal foreign currency translation, net of tax		(1)	250	(22)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax		(70)	308	(880)
Income tax relating to defined benefit plans		245	6	51
Subtotal defined benefit plans, net of tax		175	314	(829)
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax		509	(317)	(130)
UBS AG | OCI that may be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income		(829)	797	(1,146)
UBS AG | OCI that will not be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income		682	247	(981)
UBS AG | Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)		4,107	758	3,351
Total other comprehensive income		(145)	794	(2,105)
Total other comprehensive income that may be reclassified to the income statement, net of tax		(829)	797	(1,146)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		684	(3)	(959)
Total comprehensive income		3,961	1,552	1,246
Foreign currency translation
Subtotal foreign currency translation, net of tax		0	0	0
Defined benefit plans
Subtotal defined benefit plans, net of tax		175	314	(829)
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax		509	(317)	(130)
UBS AG | Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Foreign currency translation
Foreign currency translation movements, before tax		(701)	1,553	(835)
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax		181	(55)	356
Foreign currency translation differences on foreign operations reclassified to the income statement		4	32	77
Effective portion of changes in fair value of hedging instruments designated as net investment hedge reclassified to the income statement		2	(6)	(5)
Income tax relating to foreign currency translations, including the effect of net investment hedges		(2)	(2)	2
Subtotal foreign currency translation, net of tax		(515)	1,522	(404)
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax		(56)	96	261
Impairment charges reclassified to the income statement from equity		0	15	5
Realized gains reclassified to the income statement from equity		0	(209)	(376)
Realized losses reclassified to the income statement from equity		0	14	26
Income tax relating to net unrealized gains / (losses)		12	(6)	26
Subtotal financial assets measured at fair value through other comprehensive income, net of tax		(45)	(91)	(58)
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax		(42)	45	234
Net realized (gains) / losses reclassified to the income statement from equity		(294)	(843)	(1,094)
Income tax related to cash flow hedges		67	163	176
Subtotal cash flow hedges, net of tax		(269)	(635)	(684)
UBS AG | Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax		(70)	308	(880)
Income tax relating to defined benefit plans		245	6	51
Subtotal defined benefit plans, net of tax		175	314	(829)
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax		517	(315)	(134)
Income tax relating to own credit on financial liabilities designated at fair value		(8)	(2)	4
Subtotal own credit on financial liabilities designated at fair value, net of tax		509	(317)	(130)
UBS AG | Comprehensive income attributable to preferred noteholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)		0	73	80
Total other comprehensive income		0	247	(21)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		0	247	(21)
Total comprehensive income		0	320	59
Foreign currency translation
Subtotal foreign currency translation, net of tax			247	(21)
UBS AG | Comprehensive income attributable to preferred noteholders | OCI that will not be reclassified to the income statement
Foreign currency translation
Foreign currency translation movements, before tax		0	247	(21)
Income tax relating to foreign currency translations, including the effect of net investment hedges		0	0	0
Subtotal foreign currency translation, net of tax		0	247	(21)
UBS AG | Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)		7	4	4
Total other comprehensive income		(1)	2	(1)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(1)	2	(1)
Total comprehensive income		5	6	3
Foreign currency translation
Subtotal foreign currency translation, net of tax		(1)	2	(1)
UBS AG | Comprehensive income attributable to non-controlling interests | OCI that will not be reclassified to the income statement
Foreign currency translation
Foreign currency translation movements, before tax		(1)	2	(1)
Income tax relating to foreign currency translations, including the effect of net investment hedges		0	0	0
Subtotal foreign currency translation, net of tax		$ (1)	$ 2	$ (1)

[1]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes
[2]
Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c for more information